PIMCO Funds

Supplement Dated April 14, 2008 to the
Strategic Markets Institutional and Administrative Class Prospectus,
dated October 1, 2007

Disclosure Related to the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund

        Effective May 1, 2008, Chris Dialynas will be the portfolio manager of the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund (the "Funds").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
European StocksPLUS® TR Strategy	Chris Dialynas	5/08	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO's investment strategy group.

Far East (ex-Japan) StocksPLUS® TR Strategy		5/08

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		5/08

Japanese StocksPLUS® TR Strategy		5/08

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 14, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C Prospectus,
dated October 1, 2007

Disclosure Related to the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective May 1, 2008, Chris Dialynas will be the portfolio manager of the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Chris Dialynas	5/08	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO's investment strategy group.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 14, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus,
dated October 1, 2007

Disclosure Related to the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective May 1, 2008, Chris Dialynas will be the portfolio manager of the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Chris Dialynas	5/08	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO's investment strategy group.

Investors Should Retain This Supplement For Future Reference